Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current prepayments [abstract]
Prepaid taxes	$ 40,504	$ 38,672
Prepaid commissions	4,694	5,297
Prepaid rent	6,849	7,479
Prepaid insurance	2,304	207
Prepaid to supplier	45,670	19,896
Total prepaid expenses	100,021	71,551
Current	74,384	45,421
Non-current	25,637	26,130
Prepaid expenses	$ 100,021	$ 71,551